SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2020	Mar. 31, 2020
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	33,312,967
In-the-money options outstanding	2,150,312	3,637,050
Intrinsic value of options exercised	$ 14,003	$ 13,335	$ 13,720
Out-of-the-money options outstanding
Weighted-average grant-date fair value of options granted	$ 6.87	$ 4.74	$ 5.54
Total unrecognized compensation costs	$ 4,281
Unrecognized compensation costs, period of recognition	1 year 5 months 15 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	$ 44,774
Unrecognized compensation costs, period of recognition	1 year 9 months
Weighted average fair value at grant date of non-vested shares	$ 32.57	22.54	23.41
Weighted average fair value at grant date of vested shares	21.77	18.18	15.40
Weighted average fair value at grant date of forfeited shares	$ 24.32	$ 23.24	$ 19.40
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount				$ 56,800	$ 20,000